Credit Agreement (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Credit Agreement Summary of future maturities of long-term debt
The aggregate future maturities of long-term debt as of December 31, 2020 are as follows (in thousands):

2021	$15,210
2022	15,210
2023	15,210
2024	15,210
2025	1,583,492

Total outstanding term loan principal	1,644,332
Embedded derivative	(5,680)
Unaccreted discount and debt issuance costs	(39,452)

Total debt	1,599,200
Less: short-term debt	15,210

Long-term debt	$1,583,990